INITIAL PUBLIC OFFERING	6 Months Ended	12 Months Ended
	May 31, 2023	Nov. 30, 2022
Initial Public Offering
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 11,500,000 Units at a price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one redeemable warrant. Only whole warrants are exercisable. Each whole warrant is exercisable to purchase one Class A ordinary share at $11.50 per share.

NOTE 3. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 11,500,000 Units at a price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one redeemable warrant. Only whole warrants are exercisable. Each whole warrant is exercisable to purchase one Class A ordinary share at $11.50 per share.